Dividends (Tables)	12 Months Ended
Dec. 31, 2025
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Details of dividend declared
Details of dividend declared in the Parent Company for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won, except for face value and share data)
Year	Dividend type	Number of shares outstanding	Face value (in won)	Dividend ratio(*)	Dividends
2025	Cash dividends (Interim)	212,982,275	100	830%	₩	176,776
	Cash dividends (Interim)	212,982,275	100	830%		176,775

					₩	353,551

2024	Cash dividends (Interim)	212,880,865	100	830%	₩	176,690
	Cash dividends (Interim)	212,886,342	100	830%		176,696
	Cash dividends (Interim)	212,886,342	100	830%		176,696
	Cash dividends (Year-end)	212,886,342	100	1,050%		223,531

					₩	753,613

2023	Cash dividends (Interim)	218,466,141	100	830%	₩	181,327
	Cash dividends (Interim)	218,473,140	100	830%		181,333
	Cash dividends (Interim)	216,412,898	100	830%		179,623
	Cash dividends (Year-end)	212,699,730	100	1,050%		223,335

					₩	765,618

(*)	Dividend ratio is calculated by dividing dividend per share by the par value of a share.

Dividends yield ratios
Dividends	yield ratios for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In won)
Year	Dividend type	Dividend per share	Closing price at year-end	Dividend yield ratio
2025	Cash dividends	1,660	53,500	3.10%
2024	Cash dividends	3,540	55,200	6.41%
2023	Cash dividends	3,540	50,100	7.07%